Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ Millions)	Adjusted Operating Income ($ Millions) (3)
					Total Shareholder Return ($)	Peer Group Index Total Shareholder Return ($) (2)
2022	10,345,077	1,606,523	4,985,938	1,158,257	133.76	104.89	1,344.4	2,198.0
2021	8,059,409	17,458,020	4,462,961	9,386,652	181.11	137.21	1,728.1	2,380.0
2020	6,043,362	15,011,356	3,477,084	8,127,959	137.46	132.81	1,066.8	1,552.0

Company Selected Measure Name	AOI
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2020		2021		2022
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(5,220,387)	(2,912,548)	(5,835,324)	(3,235,350)	(8,115,047)	(3,854,715)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	8,180,812	4,592,087	8,552,492	4,741,792	7,508,234	3,566,468
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	800,955	388,041	902,483	500,350	362,222	172,054
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	4,624,629	2,306,531	5,172,006	2,658,137	(4,427,416)	(2,038,018)
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	581,985	276,764	606,954	258,762	(4,066,547)	(1,673,470)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—	—	—	—	—
Total Adjustments	8,967,994	4,650,875	9,398,611	4,923,691	(8,738,554)	(3,827,681)
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the S&P Health Care Equipment Select Industry Index.
PEO Total Compensation Amount	$ 10,345,077	$ 8,059,409	$ 6,043,362
PEO Actually Paid Compensation Amount	$ 1,606,523	17,458,020	15,011,356
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2020		2021		2022
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(5,220,387)	(2,912,548)	(5,835,324)	(3,235,350)	(8,115,047)	(3,854,715)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	8,180,812	4,592,087	8,552,492	4,741,792	7,508,234	3,566,468
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	800,955	388,041	902,483	500,350	362,222	172,054
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	4,624,629	2,306,531	5,172,006	2,658,137	(4,427,416)	(2,038,018)
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	581,985	276,764	606,954	258,762	(4,066,547)	(1,673,470)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—	—	—	—	—
Total Adjustments	8,967,994	4,650,875	9,398,611	4,923,691	(8,738,554)	(3,827,681)
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Non-PEO NEO Average Total Compensation Amount	$ 4,985,938	4,462,961	3,477,084
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,158,257	9,386,652	8,127,959
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2020		2021		2022
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(5,220,387)	(2,912,548)	(5,835,324)	(3,235,350)	(8,115,047)	(3,854,715)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	8,180,812	4,592,087	8,552,492	4,741,792	7,508,234	3,566,468
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	800,955	388,041	902,483	500,350	362,222	172,054
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	4,624,629	2,306,531	5,172,006	2,658,137	(4,427,416)	(2,038,018)
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	581,985	276,764	606,954	258,762	(4,066,547)	(1,673,470)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—	—	—	—	—
Total Adjustments	8,967,994	4,650,875	9,398,611	4,923,691	(8,738,554)	(3,827,681)
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Equity Valuation Assumption Difference, Footnote [Text Block]	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2020		2021		2022
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(5,220,387)	(2,912,548)	(5,835,324)	(3,235,350)	(8,115,047)	(3,854,715)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	8,180,812	4,592,087	8,552,492	4,741,792	7,508,234	3,566,468
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	800,955	388,041	902,483	500,350	362,222	172,054
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	4,624,629	2,306,531	5,172,006	2,658,137	(4,427,416)	(2,038,018)
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	581,985	276,764	606,954	258,762	(4,066,547)	(1,673,470)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—	—	—	—	—
Total Adjustments	8,967,994	4,650,875	9,398,611	4,923,691	(8,738,554)	(3,827,681)
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, each as set forth in the Table above, and our cumulative TSR over the three-year period from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and our net income during years 2020 through 2022, each as set forth in the table above.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the AOI during years 2020 through 2022, each as set forth in the table above.
Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three-year period from 2020 through 2022 to that of the S&P Health Care Equipment Select Industry Index over the same time period.
Tabular List [Table Text Block]

Performance measure	Performance measure description
AOI	Refer to the “Annual Cash Bonus Plan Formula and Funding” subsection of the “Executive Compensation” section for a definition of this measure.
Relative TSR	Refer to the “Long-Term Incentive Compensation” subsection of the “Executive Compensation” section for a definition of this measure.
Da Vinci procedure growth	Refer to the “Long-Term Incentive Compensation” subsection of the “Executive Compensation” section for a description of this measure.

Total Shareholder Return Amount	$ 133.76	181.11	137.46
Peer Group Total Shareholder Return Amount	104.89	137.21	132.81
Net Income (Loss)	$ 1,344,400,000	$ 1,728,100,000	$ 1,066,800,000
Company Selected Measure Amount	2,198,000,000	2,380,000,000	1,552,000,000
PEO Name	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AOI
Non-GAAP Measure Description [Text Block]	AOI is an operating metric defined in the “Annual Cash Bonus Plan Formula and Funding” subsection of the “Executive Compensation” section. AOI is calculated as operating income, excluding CIP expense, share-based compensation and long-term incentive plan expenses, non-cash amortization of intangible assets, certain acquisition-related items for the re-measurement of contingent consideration, litigation charges and recoveries, and other adjustments, primarily related to inventory cost accounting and hedging. The Company selected AOI as the Company-Selected Measure due to it being an important financial performance measure that helps link CAP to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, AOI is used to evaluate NEO performance under the CIP, a short-term cash incentive plan that is funded based on the Company’s achievement of an AOI goal as well as several other Company Performance Goals.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	100
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Da Vinci procedure growth
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,738,554)	$ 9,398,611	$ 8,967,994
PEO [Member] | Adjustment, Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,115,047)	(5,835,324)	(5,220,387)
PEO [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,508,234	8,552,492	8,180,812
PEO [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,222	902,483	800,955
PEO [Member] | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,427,416)	5,172,006	4,624,629
PEO [Member] | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,066,547)	606,954	581,985
PEO [Member] | Adjustment, Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,827,681)	4,923,691	4,650,875
Non-PEO NEO [Member] | Adjustment, Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,854,715)	(3,235,350)	(2,912,548)
Non-PEO NEO [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,566,468	4,741,792	4,592,087
Non-PEO NEO [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	172,054	500,350	388,041
Non-PEO NEO [Member] | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,038,018)	2,658,137	2,306,531
Non-PEO NEO [Member] | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,673,470)	258,762	276,764
Non-PEO NEO [Member] | Adjustment, Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0